Note 12 - Income Taxes (Tables)	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of the detailed information of income tax [text block]
	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Current income tax expense (recovery)	$4,540	$(4,105)	$1,508	$379
Deferred tax expense (recovery)	(13,628)	9,718	3,777	10,198
Provision for (recovery of) income taxes	$(9,088)	$5,613	$5,285	$10,577